CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2024
CONCESSIONS PAYABLE
CONCESSIONS PAYABLE
13. CONCESSIONS PAYABLE

Accounting policy:

The Company records concessions payable as follows:

  Lease Installments in Dispute: The balance of lease installments involved in disputes with the granting authority is initially recorded at the installment value upon maturity, by transferring it from the “Lease Liabilities” account. The amounts are subsequently adjusted by the Selic rate.
  Balances in Installments with the Granting Authority: Balances in installments with the Granting Authority are initially recorded at the remaining amount due upon resolution of the dispute. The amounts are adjusted by the Selic rate until payment.
  Concession Rights Grants: Balances payable as concession rights grants (“Concessions and Grants”) are initially recorded against intangible assets (Note 11.2). Subsequent measurement occurs at the effective rate.

	12/31/2024	12/31/2023
Disputed lease and concession:
Rumo Malha Oeste S.A.	2,442,600	2,206,945
	2,442,600	2,206,945

Lease installment payments:
Rumo Malha Paulista S.A.	940,215	1,067,256
	940,215	1,067,256
Concessions:
Rumo Malha Sul S.A.	68,487	76,191
Rumo Malha Paulista S.A.	238,146	190,282
Rumo Malha Central S.A.	31,742	24,699
	338,375	291,172
Total	3,721,190	3,565,373
Current	166,273	250,971
Non-current	3,554,917	3,314,402
	3,721,190	3,565,373
a)Disputed lease and concession:

On July 21, 2020, the subsidiary Rumo filed with the National Land Transport Agency (Agência Nacional de Transportes Terrestres – “ANTT”) a request to participate in a third-party rebidding process for the Concession Agreement entered into between Rumo Malha Oeste and the Federal Government, through the Ministry of Transport ("Rebidding Process"), in accordance with Law No. 13,448 of June 5, 2017 and Decree No. 9,957 of August 7, 2019.

An amendment to the concession agreement was signed, and as a result, the economic and financial rebalancing action filed by Rumo Malha Oeste against the Federal Government, which had a decision of origin from the lower court and was awaiting a ruling from the Federal Regional Court, was suspended by joint decision of the parties.

The total amount of judicial deposits related to the cases is R$27,897 as of December 31, 2024 (R$26,064 as of December 31, 2023).

b)Leases and grants within the scope of IFRS 16

	12/31/2024	12/31/2023
Leases:
Rumo Malha Sul S.A.	309,269	452,701
Rumo Malha Paulista S.A.	363,588	422,173
Rumo Malha Oeste S.A.	82,331	131,038
	755,188	1,005,912
Grants:
Rumo Malha Paulista S.A. (renewal)	1,673,889	919,011
Rumo Malha Central S.A.	1,111,043	940,456
	2,784,932	1,859,467
Total	3,540,120	2,865,379
Current	547,492	358,464
Non-current	2,992,628	2,506,915
	3,540,120	2,865,379